Debt Securities In Issue - Summary of Debt Securities in Issue (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt securities in issue [line items]
Debt Securities	£ 55,906	£ 48,860
Credit Linked Notes	3,053	830
Medium Term Notes [member]
Debt securities in issue [line items]
Debt Securities	29,198	24,229
Medium Term Notes [member] | US$30bn Euro Medium Term Note Programme [member]
Debt securities in issue [line items]
Debt Securities	7,229	8,816
Medium Term Notes [member] | Euro 30bn Euro Medium Term Note Programme [member]
Debt securities in issue [line items]
Debt Securities	5,348	2,177
Medium Term Notes [member] | US SEC - Registered - Santander UK Group Holdings Plc [member]
Debt securities in issue [line items]
Debt Securities	5,841	4,050
Medium Term Notes [member] | US SEC - Registered - Santander UK Plc [member]
Debt securities in issue [line items]
Debt Securities	7,649	6,280
Medium Term Notes [member] | US$20bn Commercial Paper Programmes [member]
Debt securities in issue [line items]
Debt Securities	3,131	2,906
Euro 35bn Global Covered Bond Programme [member]
Debt securities in issue [line items]
Debt Securities	18,114	15,799
Certificates of Deposit [member]
Debt securities in issue [line items]
Debt Securities	3,221	4,681
Credit Linked Note [member]
Debt securities in issue [line items]
Credit Linked Notes	42	43
Securitisation Programmes [member]
Debt securities in issue [line items]
Debt Securities	£ 5,331	£ 4,108